ASTON/HERNDON LARGE CAP VALUE FUND
ASTON/Herndon Large Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ASTON/HERNDON LARGE CAP VALUE FUND		Class N Shares	Class I Shares
Management Fees	[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.21%	0.21%
Total Annual Fund Operating Expenses		1.16%	0.91%
Fee Waiver and/or Expense Reimbursement	[1],[2],[3]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses	[1],[2],[3],[4]	1.14%	0.89%
[1]	Expenses shown above have been restated to reflect the Fund's management fee and contractual expense limits currently in effect and will differ from the expenses reflected in the annual report for the fiscal year ended October 31, 2015 (the "Annual Report").
[2]	Expenses shown above do not reflect recoupment of previously waived or reimbursed expenses of the Fund, and may differ from expenses shown in the Fund's Annual Report.
[3]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, through February 28, 2017, to the extent that operating expenses exceed 1.14% of the Fund's average daily net assets with respect to Class N shares and 0.89% of the Fund's average daily net assets with respect to Class I shares. Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[4]	After Fee Waiver and/or Expense Reimbursement

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - ASTON/HERNDON LARGE CAP VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N Shares	116	366	636	1,407
Class I Shares	91	288	502	1,118

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.28%.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the subadviser believes are undervalued compared to their perceived worth. The Fund invests primarily in common stocks. Value stocks tend to have prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines a large-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. The composition, and thus market capitalization range, of the Russell 1000 Index changes periodically. As of December 31, 2015, the market capitalization range of the Russell 1000 Index was approximately $383 million to $606 billion.

The subadviser combines a value-oriented approach with fundamental analysis to identify companies primarily from the Russell 1000 Index that it believes have strong fundamentals and whose stocks are undervalued relative to other companies in the Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The subadviser seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:
  Higher quality
  Higher dividend growth rates
  Lower valuation
  Stronger earnings growth
  Lower volatility
To manage risk, the subadviser seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.
PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.
FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter:	03/12	16.26%
Worst quarter:	09/11	(15.38)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - ASTON/HERNDON LARGE CAP VALUE FUND	1 Year	5 Year	Since Inception	Inception Date
Class N Shares	(6.70%)	7.11%	7.94%	Mar. 31, 2010
Class N Shares | Return After Taxes on Distributions	(6.90%)	6.01%	6.98%	Mar. 31, 2010
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	(3.61%)	5.41%	6.14%	Mar. 31, 2010
Class N Shares | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 10.71%.)	(3.83%)	11.27%	11.19%	Mar. 31, 2010
Class I Shares	(6.44%)		6.67%	Mar. 02, 2011
Class I Shares | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 10.71%.)	(3.83%)	11.27%	10.71%	Mar. 02, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.